Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Assets	₩ 190,830	₩ 99,453
Korea software financial cooperative [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets investment amount	5,626
Ustream Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from the disposal of Subsidiary	102,215	₩ 115,033
Submarine Co Ltd [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Assets	₩ 18,996